VT George Putnam Balanced Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (60.9%)(a)
	Shares	Value
Automotive (1.2%)
General Motors Co.(NON)	5,470	$314,306
Tesla, Inc.(NON)(S)	2,826	1,887,570
United Rentals, Inc.(NON)	1,648	542,703

		2,744,579
Basic materials (1.4%)
Alamos Gold, Inc. Class A (Canada)	22,469	175,483
Anglo American PLC (United Kingdom)	12,327	483,054
Corteva, Inc.	6,852	319,440
Diversey Holdings, Ltd.(NON)(S)	6,334	93,173
Dow, Inc.	5,259	336,260
DuPont de Nemours, Inc.	2,485	192,041
Eastman Chemical Co.	1,778	195,793
Fortune Brands Home & Security, Inc.	1,646	157,720
Freeport-McMoRan, Inc. (Indonesia)(NON)	9,377	308,785
Newmont Corp.	4,863	293,093
Sherwin-Williams Co. (The)	891	657,567

		3,212,409
Capital goods (3.9%)
Avery Dennison Corp.	3,172	582,538
Ball Corp.	2,876	243,712
Boeing Co. (The)(NON)	1,178	300,060
CAE, Inc. (Canada)(NON)	4,379	124,781
Deere & Co.	1,800	673,452
Eaton Corp. PLC	8,122	1,123,110
Emerson Electric Co.	7,561	682,153
General Dynamics Corp.	2,366	429,571
Honeywell International, Inc.	4,806	1,043,238
Johnson Controls International PLC	15,559	928,406
Northrop Grumman Corp.	1,814	587,083
Otis Worldwide Corp.	9,608	657,668
Pentair PLC	3,830	238,686
Raytheon Technologies Corp.	16,951	1,309,804

		8,924,262
Commercial and consumer services (3.0%)
Aramark	8,496	320,979
Booking Holdings, Inc.(NON)	369	859,711
CoStar Group, Inc.(NON)	492	404,370
Ecolab, Inc.	911	195,018
Mastercard, Inc. Class A	6,551	2,332,484
PayPal Holdings, Inc.(NON)	11,364	2,759,634

		6,872,196
Communication services (0.6%)
T-Mobile US, Inc.(NON)	11,066	1,386,459

		1,386,459
Computers (3.5%)
Apple, Inc.	50,764	6,200,823
Nuance Communications, Inc.(NON)	41,914	1,829,127

		8,029,950
Conglomerates (0.6%)
Danaher Corp.	4,104	923,728
General Electric Co.	31,179	409,380

		1,333,108
Consumer staples (3.4%)
Altria Group, Inc.	13,369	683,958
Bunge, Ltd.	1,518	120,332
Chipotle Mexican Grill, Inc.(NON)	394	559,803
Coca-Cola Co. (The)	19,118	1,007,710
Costco Wholesale Corp.	1,582	557,623
McCormick & Co., Inc. (non-voting shares)	5,100	454,716
Molson Coors Beverage Co. Class B(NON)	6,992	357,641
PepsiCo, Inc.	12,720	1,799,244
Procter & Gamble Co. (The)	17,166	2,324,791

		7,865,818
Electronics (2.0%)
NXP Semiconductors NV	12,628	2,542,522
ON Semiconductor Corp.(NON)	34,884	1,451,523
Vontier Corp.(NON)	20,658	625,318

		4,619,363
Energy (1.6%)
Cairn Energy PLC (United Kingdom)	43,296	101,589
Cenovus Energy, Inc. (Canada)	93,951	705,735
Exxon Mobil Corp.	31,186	1,741,114
Phillips 66	2,820	229,943
Royal Dutch Shell PLC Class A (United Kingdom)	22,378	436,161
TOTAL SA (France)	8,316	387,893

		3,602,435
Financials (8.3%)
AIA Group, Ltd. (Hong Kong)	36,400	442,824
American International Group, Inc.	26,802	1,238,520
Apollo Global Management, Inc.	14,848	698,004
Assured Guaranty, Ltd.	36,979	1,563,472
AXA SA (France)	37,131	996,494
Berkshire Hathaway, Inc. Class B(NON)	1,688	431,233
Boston Properties, Inc.(R)	3,966	401,597
Citigroup, Inc.	48,379	3,519,572
Gaming and Leisure Properties, Inc.(R)	29,577	1,254,952
Goldman Sachs Group, Inc. (The)	6,784	2,218,368
Hartford Financial Services Group, Inc. (The)	4,077	272,303
Intercontinental Exchange, Inc.	3,141	350,787
KKR & Co., Inc. Class A	22,061	1,077,680
Morgan Stanley	10,537	818,303
Prudential PLC (United Kingdom)	59,804	1,270,077
Quilter PLC (United Kingdom)	322,638	710,994
Visa, Inc. Class A	8,683	1,838,452

		19,103,632
Gaming and lottery (0.1%)
Penn National Gaming, Inc.(NON)	3,269	342,722

		342,722
Health care (7.6%)
Abbott Laboratories	10,756	1,288,999
AbbVie, Inc.	15,327	1,658,688
AmerisourceBergen Corp.	1,349	159,276
Amgen, Inc.	1,880	467,763
Anthem, Inc.	1,473	528,733
Avantor, Inc.(NON)	8,404	243,128
Bio-Rad Laboratories, Inc. Class A(NON)	812	463,790
Biogen, Inc.(NON)	1,643	459,629
Boston Scientific Corp.(NON)	10,209	394,578
Bristol-Myers Squibb Co.	10,040	633,825
Cigna Corp.	4,165	1,006,847
Cooper Cos., Inc. (The)	763	293,061
DexCom, Inc.(NON)	1,073	385,625
Edwards Lifesciences Corp.(NON)	7,915	662,011
Eli Lilly and Co.	4,666	871,702
Exact Sciences Corp.(NON)	1,522	200,569
Humana, Inc.	780	327,015
Innoviva, Inc.(NON)	10,346	123,635
Johnson & Johnson	7,103	1,167,378
McKesson Corp.	1,323	258,038
Medtronic PLC	8,238	973,155
Merck & Co., Inc.	8,089	623,581
Pfizer, Inc.	15,518	562,217
Regeneron Pharmaceuticals, Inc.(NON)	1,070	506,260
Thermo Fisher Scientific, Inc.	2,138	975,740
UnitedHealth Group, Inc.	4,265	1,586,879
Vertex Pharmaceuticals, Inc.(NON)	999	214,675
Zimmer Biomet Holdings, Inc.	3,035	485,843

		17,522,640
Homebuilding (0.1%)
PulteGroup, Inc.	4,976	260,941

		260,941
Lodging/Tourism (0.3%)
Hilton Worldwide Holdings, Inc.(NON)	5,543	670,260

		670,260
Media (0.4%)
Walt Disney Co. (The)(NON)	4,613	851,191

		851,191
Miscellaneous (0.4%)
Climate Change Crisis Real Impact I Acquisition Corp. Class A (acquired 1/22/21, cost $660,130) (Private)(NON)(F)(RES)(PIPE)	66,013	813,940

		813,940
Publishing (0.5%)
Thomson Reuters Corp. (Canada)	14,035	1,229,045

		1,229,045
Retail (6.2%)
Advance Auto Parts, Inc.	1,056	193,765
Amazon.com, Inc.(NON)	1,976	6,113,902
BJ's Wholesale Club Holdings, Inc.(NON)	3,751	168,270
Burlington Stores, Inc.(NON)	87	25,996
CarMax, Inc.(NON)	4,114	545,763
Dollar General Corp.	2,817	570,781
Home Depot, Inc. (The)	9,239	2,820,205
lululemon athletica, Inc. (Canada)(NON)	550	168,691
Nike, Inc. Class B	5,820	773,420
Target Corp.	5,332	1,056,109
TJX Cos., Inc. (The)	6,722	444,660
Walmart, Inc.	10,231	1,389,677

		14,271,239
Semiconductor (0.7%)
Applied Materials, Inc.	12,575	1,680,020

		1,680,020
Software (6.3%)
Activision Blizzard, Inc.	25,097	2,334,021
Adobe, Inc.(NON)	3,985	1,894,349
Microsoft Corp.	35,268	8,315,136
Oracle Corp.	14,420	1,011,851
Sea, Ltd. ADR (Thailand)(NON)	3,784	844,702

		14,400,059
Technology services (5.3%)
Alphabet, Inc. Class A(NON)	2,722	5,614,179
Facebook, Inc. Class A(NON)	9,060	2,668,442
Fidelity National Information Services, Inc.	11,315	1,591,002
Fiserv, Inc.(NON)	19,252	2,291,758

		12,165,381
Toys (0.1%)
Hasbro, Inc.	2,710	260,485

		260,485
Transportation (1.4%)
CSX Corp.	4,394	423,669
FedEx Corp.	637	180,933
Southwest Airlines Co.(NON)	7,128	435,236
Union Pacific Corp.	9,893	2,180,516

		3,220,354
Utilities and power (2.0%)
Ameren Corp.	6,315	513,788
Exelon Corp.	23,351	1,021,373
NextEra Energy, Inc.	13,175	996,162
NRG Energy, Inc.	42,525	1,604,468
Southern Co. (The)	6,618	411,375

		4,547,166

Total common stocks (cost $105,340,927)		$139,929,654

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.7%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$602,913	$666,552
3.50%, TBA, 4/1/51	1,000,000	1,055,000
3.50%, 11/20/47	533,833	582,560
3.00%, 7/20/46	484,088	510,723
2.00%, 1/20/51	996,305	1,007,344

		3,822,179
U.S. Government Agency Mortgage Obligations (5.3%)
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	100,505	116,116
5.00%, 8/1/33	41,559	46,877
4.50%, 2/1/49	1,192,164	1,328,380
4.00%, with due dates from 4/1/49 to 5/1/49	1,530,707	1,645,029
3.50%, with due dates from 11/1/49 to 12/1/49	1,469,302	1,551,896
3.00%, 6/1/46	493,194	523,427
2.50%, 10/1/50	972,097	1,000,512
2.00%, 10/1/50	2,891,697	2,885,848
Uniform Mortgage-Backed Securities
4.50%, TBA, 4/1/51	2,000,000	2,177,656
2.00%, TBA, 4/1/51	1,000,000	996,953

		12,272,694

Total U.S. government and agency mortgage obligations (cost $15,983,874)		$16,094,873

U.S. TREASURY OBLIGATIONS (15.4%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$950,000	$1,060,169
2.75%, 8/15/42(SEG)	3,200,000	3,423,010
1.25%, 5/15/50	2,220,000	1,669,683
U.S. Treasury Notes
2.75%, 2/15/24	3,470,000	3,710,421
2.375%, 8/15/24	3,410,000	3,628,024
2.125%, 12/31/22	3,160,000	3,268,515
1.75%, 9/30/22	1,860,000	1,904,974
1.75%, 6/30/22	2,430,000	2,479,584
1.625%, 2/15/26	1,030,000	1,064,739
1.625%, 10/31/23	2,750,000	2,846,623
1.50%, 2/15/30	3,400,000	3,355,906
1.50%, 3/31/23	3,670,000	3,767,105
1.125%, 2/28/25	3,140,000	3,197,771

Total U.S. treasury obligations (cost $35,688,242)		$35,376,524

CORPORATE BONDS AND NOTES (13.8%)(a)
	Principal amount	Value
Basic materials (0.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$45,000	$48,247
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	180,000	202,555
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	203,235
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	6,260
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	258,000	247,918
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	232,371
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	90,628
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	15,802
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	170,000	175,799
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	27,000	26,380
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	48,000	46,591
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	94,912
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	192,494
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,892
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	82,000	115,078

		1,712,162
Capital goods (0.6%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	127,000	134,386
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	160,000	157,526
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	90,000	100,175
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	125,000	145,578
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	90,000	84,290
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	100,000	110,665
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	68,000	77,121
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	210,000	225,153
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	111,477
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	21,606
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	90,000	90,585
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	130,000	140,072

		1,398,634
Communication services (1.8%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31	263,000	262,842
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	131,966
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	68,859
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	205,000	209,399
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	124,000	139,560
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	300,000	269,461
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	13,715
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	213,000	201,927
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	30,000	31,941
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	44,000	43,503
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	55,000	59,527
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	144,181
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	4,662
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	74,000	85,765
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	142,042
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	27,000	38,132
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	133,000	144,302
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	201,000	206,722
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	101,000	89,091
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	79,246
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	76,000	81,976
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	145,853
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	71,884
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	34,176
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	130,000	124,612
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	201,559
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	14,873
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	35,000	38,828
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21	25,000	25,188
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	96,000	104,614
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	229,000	250,306
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	123,000	120,888
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	140,000	147,536
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	62,000	61,835
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	228,891
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	80,000	84,550

		4,104,412
Consumer cyclicals (1.3%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	130,200
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	133,659
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	125,000	144,853
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	107,171
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	90,000	85,746
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	24,000	26,618
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	85,647
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	45,000	45,505
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	62,000	66,303
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	63,132
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	132,614
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	76,000	96,186
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	30,000	34,360
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	43,619
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	47,000	51,648
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	117,000	118,885
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	160,000	179,200
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	67,000	73,868
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	226,563
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	189,000	216,995
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	80,000	64,377
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	46,005
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	185,000	182,873
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	50,000	53,652
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	179,134
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	56,000	51,231
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	150,000	156,750
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	145,000	151,163
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	60,000	66,800
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	48,000	50,393
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	17,000	18,720

		3,083,870
Consumer staples (0.9%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	56,000	61,546
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	151,000	194,104
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	112,000	130,802
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	208,500
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	117,588	147,082
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	215,862
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	112,423
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	41,000	43,353
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	115,000	112,882
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	80,000	92,359
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	140,000	145,964
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	29,000	31,722
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	120,000	124,200
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	200,000	201,620
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	215,000	240,209

		2,062,628
Energy (0.6%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	80,000	86,078
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	88,000	97,843
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	170,000	194,321
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	130,000	143,663
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	105,000	110,079
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	257,000	227,445
Energy Transfer Operating LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	34,449
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	23,787
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	80,000	100,552
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	24,000	26,317
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	105,000	119,460
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	29,099
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	140,999

		1,334,092
Financials (4.2%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	29,601
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	32,081
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	115,000	120,025
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	14,000	19,386
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	236,787
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	215,958
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	187,460
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	95,000	100,653
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	35,520
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	75,000	74,257
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	196,145
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	49,402
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	400,000	410,687
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	30,000	27,558
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	96,119
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	10,000	10,026
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, 2/25/31 (France)	200,000	199,000
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	222,994
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	89,000	94,936
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	69,702
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	240,000	270,300
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, 2/18/51	205,000	203,975
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,932
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	320,802
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	297,305
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	31,695
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	400,000	401,991
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	254,272
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	218,970
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	185,000	209,147
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	161,136
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	40,000	44,066
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	29,370
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	108,429
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	192,000	210,764
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	85,000	85,960
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	127,000	116,911
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	63,000	57,602
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	27,989
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	147,694
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.194%, 5/15/47	87,000	74,385
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	203,419
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	363,000	369,190
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	27,614
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	211,982
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	170,147
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	555,900
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	508,669
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	41,083
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	62,000	61,260
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	26,530
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	15,000	15,956
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	173,000	184,245
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	50,090
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	39,921
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)	205,000	211,186
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	57,606
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	78,000	85,445
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	75,000	78,643
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	230,000	241,179
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	396,878
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	71,013
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, 1/26/51	80,000	80,792
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	95,299
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	79,000	73,306

		9,569,345
Health care (1.3%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	320,000	340,184
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	100,353
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	33,000	34,665
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	110,000	112,689
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	400,000	417,358
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	295,000	322,100
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	118,000	126,123
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	38,000	44,857
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	11,684	12,782
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	185,000	186,313
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	81,717
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	76,976
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	65,000	71,988
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	35,000	43,290
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	10,000	11,126
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	31,613
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	19,521
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	211,000	206,887
Viatris, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 6/22/50	380,000	386,114
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	75,415
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	150,000	166,703
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	96,259

		2,965,033
Technology (1.5%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	160,000	130,013
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	87,339
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	430,000	384,958
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	179,660
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	358,000	386,820
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	72,000	69,148
Cisco Systems, Inc./California sr. unsec. unsub. notes 3.625%, 3/4/24	400,000	436,719
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	28,000	42,503
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	250,000	244,866
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	85,000	91,624
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	154,000	173,434
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	83,000	89,018
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	371,000	361,761
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	69,746
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	225,000	227,113
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	245,000	273,495
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	200,000	180,636

		3,428,853
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	92,922

		92,922
Utilities and power (0.9%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	135,000	128,972
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	74,175
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	75,066
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	19,166
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	44,213
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	130,000	141,282
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	105,723
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	46,754
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	237,383
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	68,727
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	37,803
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	116,000	126,282
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	18,624
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	113,000	122,697
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	85,548
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	68,016
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	29,364
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	55,000	57,322
PacifiCorp sr. bonds 2.70%, 9/15/30	86,000	88,055
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	61,259
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	67,000	70,105
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.306%, 5/15/67	300,000	270,000

		1,976,536

Total corporate bonds and notes (cost $30,441,078)		$31,728,487

MORTGAGE-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$124,000	$121,479
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	93,000	100,432
COMM Mortgage Trust
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	100,000	108,269
FRB Ser. 14-UBS6, Class C, 4.446%, 12/10/47(WAC)	20,000	21,028
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.359%, 7/25/29	30,000	30,005
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47(WAC)	159,000	166,722
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.173%, 4/20/48(WAC)	151,141	149,668
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.419%, 3/15/45(WAC)	217,000	152,642
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	2
Wells Fargo Commercial Mortgage Trust Ser. 17-C39, Class A5, 3.418%, 9/15/50	85,000	92,564
WF-RBS Commercial Mortgage Trust Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	101,000	106,976
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.849%, 3/15/44(WAC)	82,000	42,025

Total mortgage-backed securities (cost $1,306,222)		$1,091,813

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
KKR & Co., Inc. $3.00 cv. pfd.	4,126	$275,369

Total convertible preferred stocks (cost $206,300)		$275,369

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$46,614
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	87,318
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	51,843

Total municipal bonds and notes (cost $125,159)		$185,775

SHORT-TERM INVESTMENTS (4.4%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	1,706,465	$1,706,465
Putnam Short Term Investment Fund 0.09%(AFF)	8,408,264	8,408,264

Total short-term investments (cost $10,114,729)		$10,114,729
TOTAL INVESTMENTS

Total investments (cost $199,206,531)		$234,797,224

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $13,729,425) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/16/21	$62,326	$63,206	$880
	Barclays Bank PLC
		British Pound	Sell	6/16/21	1,843,446	1,870,237	26,791
		Canadian Dollar	Sell	4/21/21	439,506	435,825	(3,681)
		Euro	Sell	6/16/21	483,054	489,584	6,530
	Citibank, N.A.
		British Pound	Buy	6/16/21	620,641	629,662	(9,021)
		Canadian Dollar	Sell	4/21/21	539,534	538,832	(702)
		Euro	Sell	6/16/21	483,289	489,818	6,529
	Goldman Sachs International
		British Pound	Sell	6/16/21	1,809,801	1,834,895	25,094
		Canadian Dollar	Buy	4/21/21	354,437	351,377	3,060
	HSBC Bank USA, National Association
		British Pound	Buy	6/16/21	376,852	382,031	(5,179)
		Euro	Sell	6/16/21	352,454	357,230	4,776
	JPMorgan Chase Bank N.A.
		British Pound	Buy	6/16/21	688,621	698,398	(9,777)
		Canadian Dollar	Sell	4/21/21	408,948	405,587	(3,361)
	State Street Bank and Trust Co.
		British Pound	Buy	6/16/21	457,380	464,015	(6,635)
		Canadian Dollar	Sell	4/21/21	1,231,698	1,221,122	(10,576)
		Hong Kong Dollar	Sell	5/20/21	326,069	327,015	946
	UBS AG
		British Pound	Buy	6/16/21	572,380	580,283	(7,903)
		Canadian Dollar	Buy	4/21/21	359,769	356,845	2,924
		Euro	Buy	6/16/21	90,433	91,624	(1,191)
	WestPac Banking Corp.
		British Pound	Sell	6/16/21	1,462,042	1,483,841	21,799
		Canadian Dollar	Sell	4/21/21	569,694	566,347	(3,347)
		Euro	Buy	6/16/21	90,433	91,651	(1,218)

	Unrealized appreciation						99,329

	Unrealized (depreciation)						(62,591)

	Total						$36,738
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	12	$2,383,734	$2,380,440	Jun-21	$37,300

Unrealized appreciation					37,300

Unrealized (depreciation)					—

Total					$37,300

TBA SALE COMMITMENTS OUTSTANDING at 3/31/21 (proceeds receivable $3,079,531) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 4/1/51	$1,000,000	4/21/21	$1,081,641
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	1,000,000	5/13/21	995,234
Uniform Mortgage-Backed Securities, 2.00%, 4/1/51	1,000,000	4/14/21	996,953

Total			$3,073,828

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $229,912,058.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $813,940, or 0.4% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,105,040	$7,123,840	$6,522,415	$168	$1,706,465
	Putnam Short Term Investment Fund**	9,054,597	12,663,954	13,310,287	1,493	8,408,264

	Total Short-term investments	$10,159,637	$19,787,794	$19,832,702	$1,661	$10,114,729
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,706,465, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,753,672.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $144,867.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(PIPE)	Represents the asset to be received in a private investment in public entity (PIPE) commitment. At the close of the reporting period, the total related cost for PIPE commitments held was $660,130.
At the close of the reporting period, the fund maintained liquid assets totaling $5,358,325 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $39,170 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,212,409	$—	$—
Capital goods	8,924,262	—	—
Communication services	1,386,459	—	—
Conglomerates	1,333,108	—	—
Consumer cyclicals	27,502,658	—	—
Consumer staples	7,865,818	—	—
Energy	3,602,435	—	—
Financials	18,660,808	442,824	—
Health care	17,522,640	—	—
Miscellaneous	—	—	813,940
Technology	40,894,773	—	—
Transportation	3,220,354	—	—
Utilities and power	4,547,166	—	—

Total common stocks	138,672,890	442,824	813,940
Convertible preferred stocks	—	275,369	—
Corporate bonds and notes	—	31,728,487	—
Mortgage-backed securities	—	1,091,813	—
Municipal bonds and notes	—	185,775	—
U.S. government and agency mortgage obligations	—	16,094,873	—
U.S. treasury obligations	—	35,376,524	—
Short-term investments	—	10,114,729	—

Totals by level	$138,672,890	$95,310,394	$813,940
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$36,738	$—
Futures contracts	37,300	—	—
TBA sale commitments	—	(3,073,828)	—

Totals by level	$37,300	$(3,037,090)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	10
Forward currency contracts (contract amount)	$14,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com